SHARE-BASED COMPENSATION - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($)	May 05, 2016 shares	Dec. 31, 2015 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised (in shares) | shares	7,000,000				2,000,000	5,000,000
Expiration period	10 years	10 years
Number of shares available for grant (in shares) | shares	1,917,767		2,114,517
Weighted average fair value per option granted (usd per share)		$ 2.82		$ 4.20
Future share-based compensation	$ 600		$ 500
Other current liabilities	$ 6,410		13,498
Award requisite service period	4 years	4 years
Performance and restricted share units granted	$ 342		334
Share appreciation rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unrecognized share-based compensation expense	$ 300		400
Award requisite service period	3 years	3 years
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ (400)		10,100
Share conversion ratio	1	1
Award requisite service period	3 years	3 years
Performance restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award requisite service period	3 years	3 years
Minimum | Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance adjusting factor	0.00%	0.00%
Minimum | Performance restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance adjusting factor	0.00%	0.00%
Maximum | Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance adjusting factor	200.00%	200.00%
Maximum | Performance restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance adjusting factor	200.00%	200.00%
Contributed Surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 342		300
Performance and restricted share units granted	342		334
General and administrative expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	1,278		12,554
General and administrative expense | Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	1,248		1,229
General and administrative expense | Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	565		387
General and administrative expense | Share appreciation rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	(502)		482
General and administrative expense | Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ (33)		$ 10,456